Derivative Financial Instruments and Hedging Activities (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($) derivative	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) derivative	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Derivatives, Fair Value
Derivatives expected to be reclassified in the next 12 months	$ 5,600,000		$ 5,600,000
Derivative financial instruments - interest rate swaps	7,721,000		7,721,000		$ 0
Liability Derivatives	0		0		5,069,000
Fair value of derivatives in net asset position, including accrued interest, excluding nonperformance risk adjustment	$ 7,800,000		$ 7,800,000
Designated as Hedging Instrument | Cash Flow Hedging | Interest rate swaps
Derivatives, Fair Value
Number of instruments | derivative	7		7
Notional amount	$ 500,000,000		$ 500,000,000
Gain (loss) recognized in OCI	3,255,000	$ (150,000)	10,473,000	$ 1,013,000
Gain (loss) reclassified from accumulated OCI into income	(830,000)	$ (1,673,000)	(2,429,000)	$ (3,302,000)
Designated as Hedging Instrument | Cash Flow Hedging | Interest rate swaps | Receivables and other assets
Derivatives, Fair Value
Derivative financial instruments - interest rate swaps	7,721,000		7,721,000		0
Designated as Hedging Instrument | Cash Flow Hedging | Interest rate swaps | Derivative financial instruments
Derivatives, Fair Value
Liability Derivatives	$ 0		$ 0		$ 5,069,000